INTANGIBLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Beyond Fintech, Inc (“Fintech”)
	September 30, 2022	December 31, 2021
Purchased Technology	$1,210,640	$625,000
Accumulated amortization	(12,629)	-
	$1,198,011	$625,000

	December 31, 2021	December 31, 2020
Purchased Technology	$625,000	$-